                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/04

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of January 31, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

SENIOR INCOME TRUST
SYMBOL: VVR
---------------------------------------------------------------------------------
AVERAGE ANNUAL                                           BASED ON      BASED ON
TOTAL RETURNS                                              NAV       MARKET PRICE

Since Inception (6/24/98)                                  5.08%         5.40%

5-year                                                     4.70          6.89

1-year                                                    16.70         29.30

6-month                                                    8.11         13.65
---------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

Van Kampen Senior Income Trust is managed by the adviser's Senior Loans team, led by Howard Tiffen, Managing Director.(1)

MARKET OVERVIEW

The six months ended January 31, 2004 were highly favorable for the senior-loan market. Corporations continued to exhibit strong financial performance, with marked improvement in balance sheets across most industries. In spite of limited top-line revenue growth, companies were generally able to reap the benefits of rising productivity, lower operating costs and low interest rates to boost profitability. Market leaders were typically those companies that had proactively restructured their businesses to thrive in an era of lower prices and greater global competition.

These positive financial results formed the backdrop for a period of strong performance in both the senior-loan market and its sibling, the high-yield market. Yield spreads contracted over much of the period, which enabled many companies to access the senior-loan market at the best terms since 1999. The market was further boosted by an increase in demand, much of which came from institutional investors drawn to the attractive yields and improving credit quality. This was especially evident in the last two months of the period, when investors began accepting issuance from companies with slightly higher debt ratios than had previously been the case. The surge of interest in the asset class led to the easy absorption of the healthy supply of new issuance during the period.

PERFORMANCE ANALYSIS

A closed-end fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

-------------------------------
BASED ON     BASED ON MARKET
  NAV             PRICE

8.11%            13.65%
-------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

(1) Team members may change without notice at any time.

can differ significantly. On a market-price basis, the trust returned 13.65 percent. On an NAV basis, the trust returned 8.11 percent.

We remained focused on maintaining a high level of diversification in the trust's portfolio during the period in order to minimize the risk of over-concentration in any one sector or security. While we follow a bottom-up security-selection process and generally do not practice sector rotation, we did move to limit the portfolio's exposure to certain industries facing ongoing challenges. For example, we found the textile industry particularly unappealing given the growing occurrence of import substitution, and we limited the trust's holdings in this sector. We avoided the auto industry because we believe that with the industry's continuing re-structuring, weaknesses may become evident throughout the supply chain. We followed a similar path in telecommunications, where ongoing problems with overcapacity have yet to be resolved.

Through thorough fundamental research, we identified issuers in several sectors that offered what we believed to be compelling value relative to our assessment of their financial prospects. Within the cable industry, for example, prices remained depressed throughout much of the period in the wake of the Adelphia reorganization. Our analysis indicated that the market was not properly pricing the underlying strength of the cable business model. By investing in the companies' senior secured debt, we were able to capitalize on these pricing opportunities from a somewhat protected standpoint, relative to investors in traditional high-yield bonds.

The trust also benefited during the period from our use of leverage. We use leverage on an ongoing basis in an effort to enhance the trust's overall returns.

TOP TEN INDUSTRIES AS OF 1/31/04
Printing & Publishing                 7.9%
Broadcasting--Cable                   7.6
Beverage, Food & Tobacco              7.0
Medical Products & Services           7.0
Healthcare                            5.8
Hotels, Motels, Inns & Gaming         5.6
Chemicals, Plastics & Rubber          4.7
Telecommunications--Wireless          4.3
Entertainment & Leisure               3.7
Containers, Packaging & Glass         3.5

Subject to change daily. All percentages are as a percentage of total assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

To implement this approach, the trust borrows and invests at interest rates that roughly track current market rates. As a result, this approach minimizes the risks inherent in traditional leveraged strategies (which exploit the difference between short- and long-term interest rates), especially in periods of rising interest rates, and can help boost returns.

The number of issuers in the portfolio that are in default (defined here as those not paying principal and/or interest as contractually obligated) has declined by approximately 20 percent since the beginning of the period. The process of working out previous defaults had left the portfolio with equity holdings in several companies. We took advantage of rising prices over the course of the period to sell several of these holdings and reinvested the proceeds into interest-bearing notes.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                          BY THE NUMBERS

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR PORTFOLIO'S INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  138.1%
            AEROSPACE/DEFENSE  2.8%
 $ 3,000    Anteon International Corp.,
            Term Loan.................. Ba3       BB           12/31/10         $    3,022,500
   1,122    DeCrane Aircraft Holdings,
            Inc., Term Loan............ B3        B-           12/17/06              1,040,750
   7,007    DRS Technologies, Inc.,
            Term Loan.................. Ba3       BB-          11/04/10              7,081,892
   2,590    ILC Industries, Inc., Term
            Loan....................... NR        NR           04/11/10              2,602,571
  12,790    The Titan Corp., Term
            Loan....................... Ba3       BB-          06/30/09             12,820,152
   1,496    Transdigm, Inc., Term
            Loan....................... B1        B+           07/22/10              1,515,187
   9,674    United Defense Industries,
            Inc., Term Loan (i)........ Ba2       BB     08/13/07 to 08/13/09        9,709,803
   5,865    Vought Aircraft Industries,
            Inc., Term Loan............ Ba3       B+     12/31/06 to 06/30/08        5,880,366
                                                                                --------------
                                                                                    43,673,221
                                                                                --------------
            AUTOMOTIVE  4.8%
   3,396    AMCAN Consolidate
            Technologies, Inc., Term
            Loan....................... NR        NR           03/28/07              2,903,349
   7,064    Citation Corp., Term Loan
            (k)........................ NR        B-     12/01/05 to 12/01/07        6,303,655
     995    Eagle Pitcher Industries,
            Term Loan.................. B2        B+           08/07/09              1,006,194
  20,950    Federal-Mogul Corp., Term
            Loan (c)................... NR        NR     02/05/05 to 02/06/05       21,028,422
   9,792    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (c)........................ NR        NR           02/06/05              9,743,015
   5,500    Goodyear Tire & Rubber Co.,
            Term Loan.................. Ba3       BB+          03/31/06              5,548,125
   6,744    MetoKote Corp., Term Loan.. B1        B+     11/02/05 to 11/14/05        6,691,051
  12,687    Safelite Glass Corp., Term
            Loan....................... NR        NR           09/30/07             12,521,387

See Notes to Financial Statements                                              5

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            AUTOMOTIVE (CONTINUED)
 $ 3,500    Tenneco Automotive, Inc.,
            Term Loan.................. B1        B            12/12/10         $    3,558,335
   2,783    TRW Automotive, Inc., Term
            Loan....................... Ba2       BB           02/28/11              2,831,304
   2,475    United Components, Inc.,
            Term Loan.................. B1        BB-          06/30/10              2,505,938
                                                                                --------------
                                                                                    74,640,775
                                                                                --------------
            BEVERAGE, FOOD & TOBACCO  10.4%
   4,000    Atkins Nutritionals, Inc.,
            Term Loan.................. NR        NR           10/29/09              4,025,000
  24,827    Aurora Foods, Inc., Term
            Loan (c)................... NR        CC     06/30/05 to 09/30/06       25,383,323
   9,788    B & G Foods, Inc., Term
            Loan....................... B1        B+           08/31/09              9,898,083
  12,207    Birds Eye Foods, Inc., Term
            Loan....................... Ba3       B+           06/30/08             12,340,715
   4,963    Burns Philp, Inc., Term
            Loan....................... B1        B+           02/26/09              5,024,531
   6,567    Commonwealth Brands, Inc.,
            Term Loan.................. NR        NR     08/28/07 to 04/15/08        6,618,243
   3,125    Constellation Brands, Inc.,
            Term Loan.................. Ba1       BB           11/30/08              3,164,712
   7,160    Dean Foods Co., Term Loan.. Ba1       BB+          07/15/08              7,249,759
   4,366    Del Monte Corp., Term
            Loan....................... Ba3       BB-          12/20/10              4,423,666
   7,058    Doane Pet Care Co., Term
            Loan....................... B1        B-     03/31/05 to 12/29/06        7,087,019
     488    Doane Pet Care Co.,
            Revolving Credit
            Agreement.................. B1        B-           03/31/05                477,396
   8,013    Dole Food Co., Inc., Term
            Loan....................... Ba3       BB+          09/28/08              8,140,742
   4,000    DS Waters Enterprises, LP,
            Term Loan.................. B1        B+           11/07/09              4,062,500
   8,441    Hartz Mountain Corp., Term
            Loan....................... B1        NR           12/31/07              8,470,702
  16,587    Land O'Lakes, Inc., Term
            Loan....................... B1        B+     10/10/06 to 10/10/08       16,638,709
   1,922    Mafco Worldwide Corp., Term
            Loan....................... NR        NR           03/31/06              1,903,122
   2,100    Merisant Co., Term Loan.... B1        BB-          01/11/10              2,122,313

 6                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 6,000    Michael Foods, Inc., Term
            Loan....................... B1        B+           11/21/10         $    6,088,752
   5,732    New World Pasta Co., Term
            Loan....................... NR        NR           01/28/06              5,129,707
     948    New World Pasta Co.,
            Revolving Credit
            Agreement.................. NR        NR           01/28/05                843,720
   4,712    Otis Spunkmeyer, Inc., Term
            Loan....................... B1        B+           02/20/09              4,747,212
   6,055    Pinnacle Foods, Inc., Term
            Loan....................... B1        BB-          11/25/10              6,070,204
   5,993    Southern Wine & Spirits of
            America, Inc., Term Loan... NR        NR           07/02/08              6,062,604
   3,921    Swift & Co., Term Loan..... Ba2       BB           09/19/08              3,950,363
                                                                                --------------
                                                                                   159,923,097
                                                                                --------------
            BROADCASTING--CABLE  11.4%
  15,541    CC VIII Operating, LLC,
            Term Loan.................. B2        B-     06/30/07 to 02/02/08       15,288,858
  51,533    Charter Communications
            Operating, LLC, Term Loan.. B2        B      09/18/07 to 09/18/08       50,769,347
  21,867    Falcon Cable
            Communications, LP, Term
            Loan....................... B2        NR           12/31/07             21,384,019
  11,136    Frontiervision Operating
            Partners, LP, Term Loan
            (c)........................ NR        NR           03/31/06             11,070,690
   4,364    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c)....... NR        NR           10/31/05              4,343,638
   2,634    Hilton Head Communications,
            LP, Term Loan (c).......... NR        NR           03/31/08              2,609,883
  13,500    Insight Midwest Holdings
            LLC, Term Loan (i)......... Ba3       BB+    06/30/09 to 12/31/09       13,559,767
   4,250    MCC Iowa, LLC, Term Loan... Ba3       BB+          09/30/10              4,297,519
   1,481    Mediacom Illinois, LLC,
            Term Loan.................. Ba3       BB+          12/31/08              1,488,964
   4,078    Mediacom Illinois, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          06/30/08              3,823,739

See Notes to Financial Statements                                              7

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            BROADCASTING--CABLE (CONTINUED)
 $ 2,705    Mediacom Southeast, LLC,
            Term Loan.................. Ba3       BB+          09/30/08         $    2,711,754
   3,626    Mediacom Southeast, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          03/31/08              3,653,514
  24,240    Olympus Cable Holdings,
            LLC, Term Loan (c)......... NR        NR     06/30/10 to 09/30/10       23,930,136
   8,511    Parnassos, Term Loan (c)... NR        NR           06/30/07              8,403,518
   2,112    Parnassos, Revolving Credit
            Agreement (c).............. NR        NR           06/30/07              2,085,955
   5,486    Rainbow Media Holdings,
            Inc., Term Loan............ Ba2       BB+          03/31/09              5,538,244
                                                                                --------------
                                                                                   174,959,545
                                                                                --------------
            BROADCASTING--DIVERSIFIED  0.8%
  10,000    DirecTV Holdings, LLC, Term
            Loan....................... Ba2       BB           03/06/10             10,121,880
   1,500    Nexstar Broadcasting, Term
            Loan....................... Ba3       B+           12/31/10              1,515,000
                                                                                --------------
                                                                                    11,636,880
                                                                                --------------
            BROADCASTING--RADIO  0.5%
   7,750    Spanish Broadcasting
            System, Inc., Term Loan.... B1        B+           10/30/09              7,846,875
                                                                                --------------

            BROADCASTING--TELEVISION  0.5%
   7,040    Gray Communications
            Systems, Inc., Term Loan... NR        B+           12/31/10              7,111,280
                                                                                --------------

            BUILDINGS & REAL ESTATE  4.0%
   8,000    AIMCO Properties, LP, Term
            Loan....................... NR        NR           05/30/08              8,085,000
  10,410    CB Richard Ellis Services,
            Inc., Term Loan............ B1        B+           12/31/08             10,507,579
   5,186    Central Parking Corp., Term
            Loan....................... Ba3       BB-          03/31/10              5,256,811
   4,699    Corrections Corp. of
            America, Term Loan......... Ba3       BB-          03/31/08              4,758,121
   5,000    General Growth, Term Loan.. NR        NR           04/16/06              5,031,250
   2,438    GEO Group, Inc., Term
            Loan....................... Ba3       BB-          07/09/09              2,464,922
   4,000    Landsource Communities
            Development, LLC, Term
            Loan....................... NR        NR           03/31/10              4,057,500

 8                                             See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            BUILDINGS & REAL ESTATE (CONTINUED)
 $ 4,750    The Macerich Co., Term
            Loan....................... NR        NR           07/26/05         $    4,774,011
  10,875    Ventas, Inc., Term Loan.... NR        NR           04/17/07             10,929,172
   5,000    WFP Tower Co., LP, Term
            Loan....................... NR        NR           03/31/06              5,003,125
                                                                                --------------
                                                                                    60,867,491
                                                                                --------------
            CHEMICALS, PLASTICS & RUBBER  6.4%
   8,704    CP Kelco ApS, Term Loan
            (i)........................ B3        B      09/30/06 to 09/30/08        8,768,914
   9,647    GenTek, Inc., Term Loan.... NR        NR           11/10/08              9,698,445
  26,138    Huntsman Corp., Term Loan.. B2        B            03/31/07             25,800,417
  17,377    Huntsman ICI Chemicals,
            LLC, Term Loan............. B1        B      06/30/07 to 06/30/08       17,577,404
     982    ISP Chemco, Term Loan...... NR        B-           06/27/08                989,613
   5,000    Kraton Polymers, LLC, Term
            Loan....................... B1        BB-          12/23/10              5,081,250
   3,423    Messer Griesheim, Term
            Loan....................... Ba2       BB     04/27/09 to 04/27/10        3,451,468
  23,500    Nalco Co., Term Loan....... B1        BB-    11/04/09 to 11/04/10       23,776,741
   1,496    Nutrasweet Acquisition
            Corp., Term Loan........... Ba3       NR     06/30/06 to 05/25/09        1,492,511
   1,493    Unifrax Corp., Term Loan... B1        B+           09/04/09              1,508,358
                                                                                --------------
                                                                                    98,145,121
                                                                                --------------
            CONSTRUCTION MATERIAL  1.7%
   6,784    Builders FirstSource, Inc.,
            Term Loan.................. NR        BB-          12/30/05              6,792,673
   1,990    Building Materials Holding
            Corp., Term Loan........... Ba2       BB-          08/21/10              1,997,462
   4,875    Interline Brands, Inc.,
            Term Loan.................. B2        B+           11/30/09              4,900,901
   1,959    National Waterworks, Inc.,
            Term Loan.................. B1        BB-          11/22/09              1,981,224
   1,500    Sensus Metering Systems,
            Inc., Term Loan............ B2        B+           12/17/10              1,515,000
   2,000    St. Mary's Cement, Inc.,
            Term Loan.................. B1        BB-          12/05/09              2,022,500
   7,427    Werner Holding Co., Inc.,
            Term Loan.................. B1        B            06/11/09              7,198,084
                                                                                --------------
                                                                                    26,407,844
                                                                                --------------

See Notes to Financial Statements                                              9

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            CONTAINERS, PACKAGING & GLASS  5.2%
 $ 8,669    Crown Cork & Seal Co.,
            Inc., Term Loan............ Ba3       BB           09/15/08         $    8,787,945
  18,500    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term
            Loan....................... B1        NR           12/19/10             18,762,089
  12,438    Graphic Packaging
            International Corp., Term
            Loan....................... B1        B+           08/09/10             12,631,836
     981    Impress Metal Packaging
            Holding B.V., Term Loan.... NR        B            12/31/06                982,486
   2,865    Jefferson Smurfit Corp.,
            Revolving Credit
            Agreement.................. NR        NR           03/31/05              2,831,468
  14,333    Owens-Illinois, Inc., Term
            Loan (i)................... B1        BB     04/01/07 to 04/01/08       14,461,559
   5,452    Packaging Dynamics, Term
            Loan....................... NR        NR     09/29/08 to 09/29/09        5,463,297
   5,467    Pliant Corp., Term Loan.... B3        BB-          05/31/08              5,478,556
   4,141    Smurfit-Stone Container
            Corp., Term Loan........... NR        NR           06/30/09              4,178,766
   2,559    Smurfit-Stone Container
            Corp., Revolving Credit
            Agreement.................. NR        NR           12/31/05              2,489,701
   1,851    Tekni-Plex, Inc., Term
            Loan....................... B1        B+           06/21/08              1,861,830
   1,610    U.S. Can Corp., Term Loan.. B2        B            01/04/06              1,614,289
                                                                                --------------
                                                                                    79,543,822
                                                                                --------------
            DIVERSIFIED MANUFACTURING  1.7%
     995    Amsted Industries, Inc.,
            Term Loan.................. B1        BB-          10/15/10              1,001,374
   3,658    Chart Industries, Inc.,
            Term Loan.................. NR        NR           09/15/09              3,626,323
   2,425    EnerSys, Term Loan......... NR        NR           11/09/08              2,434,211
  14,534    Mueller Group, Inc., Term
            Loan....................... B1        B+           05/31/08             14,620,950
      22    Mueller Group, Inc.,
            Revolving Credit
            Agreement.................. B1        B+           08/16/05                 21,653
   4,414    SPX Corp., Term Loan....... Ba2       BBB-         09/30/09              4,448,857
                                                                                --------------
                                                                                    26,153,368
                                                                                --------------

 10                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            ECOLOGICAL  4.6%
 $51,829    Allied Waste North America,
            Inc., Term Loan (i)........ Ba3       BB           01/15/10         $   52,685,764
   8,750    Duratek, Inc., Term Loan... B1        BB-          12/16/09              8,766,406
   1,886    Environmental Systems
            Products Holdings, Inc.,
            Term Loan.................. B2        BB-          12/12/08              1,897,560
   3,000    Great Lakes Dredge & Dock
            Corp., Term Loan........... Ba3       B+           12/22/10              3,030,000
   2,992    IESI Corp., Term Loan...... B1        B+           09/30/10              3,029,906
   1,750    Waste Connections, Inc.,
            Term Loan.................. Ba2       BB+          10/22/10              1,772,423
                                                                                --------------
                                                                                    71,182,059
                                                                                --------------
            EDUCATION & CHILD CARE  0.1%
     863    TEC Worldwide, Inc., Term
            Loan....................... NR        NR           02/28/05                859,165
                                                                                --------------

            ELECTRONICS  3.4%
   1,995    AMI Semiconductor, Inc.,
            Term Loan.................. B1        BB           09/26/08              2,016,197
   6,690    Audio Visual Services
            Corp., Term Loan........... NR        NR           03/04/06              6,690,075
   4,178    Automata, Inc., Term Loan
            (a) (c) (j)................ NR        NR     02/28/03 to 02/28/04                0
   4,803    Knowles Electronics, Inc.,
            Term Loan.................. B3        CCC          06/29/07              4,802,111
  12,262    Rayovac Corp., Term Loan... B1        B+           09/30/09             12,359,304
  11,820    Seagate Technologies, Inc.,
            Term Loan.................. Ba1       BB+          05/13/07             11,925,541
   8,658    Semiconductor Components
            Industries, LLC, Term
            Loan....................... B3        B            08/04/07              8,696,252
   5,033    Viasystems, Inc., Term
            Loan....................... NR        NR           09/30/08              5,091,622
                                                                                --------------
                                                                                    51,581,102
                                                                                --------------
            ENTERTAINMENT & LEISURE  5.6%
   2,500    24 Hour Fitness, Inc., Term
            Loan....................... B1        B            07/01/09              2,531,250
   4,384    Bell Sports, Inc., Term
            Loan....................... Ba3       NR     03/31/06 to 03/30/07        4,004,490
   6,468    Carmike Cinemas, Inc., Term
            Loan....................... B1        NR           01/31/07              6,510,055
   1,000    Detroit Red Wings, Inc.,
            Term Loan.................. NR        NR           08/30/06              1,000,625

See Notes to Financial Statements                                             11

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 5,008    Festival Fun Parks, LLC,
            Term Loan.................. NR        NR     06/30/07 to 12/31/07   $    4,987,319
   3,432    GT Brands, LLC, Term Loan.. NR        NR           09/30/07              3,333,153
   5,940    Kerasotes Theatres, Inc.,
            Term Loan.................. NR        NR           12/31/08              6,014,250
   7,864    Loews Cineplex
            Entertainment Corp., Term
            Loan....................... NR        NR           02/29/08              7,890,205
   8,333    Mets II, LLC, Term Loan.... NR        NR           08/23/05              8,333,333
   4,000    New Jersey Basketball, LLC,
            Term Loan.................. NR        NR           07/16/04              4,015,000
   4,617    Playcore Wisconsin, Inc.,
            Term Loan.................. NR        NR           07/01/07              4,529,160
   4,875    Pure Fishing, Term Loan.... NR        NR           12/31/09              4,896,328
   4,680    Regal Cinemas, Inc., Term
            Loan....................... Ba2       BB-          06/30/09              4,739,253
   2,453    Riddell Sports Group, Inc.,
            Term Loan.................. NR        NR           06/30/08              2,459,258
   5,304    Six Flags Theme Parks,
            Inc., Term Loan............ Ba2       B+           06/30/09              5,328,435
  10,667    Vivendi Universal
            Entertainment, Term Loan... Ba2       BB+          06/30/08             10,763,339
   4,226    Worldwide Sports &
            Recreation, Inc., Term
            Loan....................... NR        NR           12/31/06              4,160,197
                                                                                --------------
                                                                                    85,495,650
                                                                                --------------
            FARMING & AGRICULTURE  0.5%
   2,239    Central Garden & Pet Co.,
            Term Loan.................. Ba2       BB+          05/14/09              2,254,141
   5,000    The Scotts Co., Term Loan.. Ba1       BB           09/30/10              5,068,305
      48    United Industries Corp.,
            Revolving Credit
            Agreement.................. B1        B+           01/20/05                 47,092
                                                                                --------------
                                                                                     7,369,538
                                                                                --------------
            FINANCE  1.3%
   3,367    Outsourcing Solutions, Term
            Loan....................... NR        NR           12/09/08              3,198,266
     179    Outsourcing Solutions,
            Revolving Credit
            Agreement.................. NR        NR           12/09/08                169,961

 12                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            FINANCE (CONTINUED)
 $ 8,458    Rent-A-Center, Inc., Term
            Loan....................... Ba2       BB           05/28/09         $    8,569,562
   8,200    Risk Management Assurance
            Co., Term Loan............. NR        NR           12/21/06              8,245,218
                                                                                --------------
                                                                                    20,183,007
                                                                                --------------
            GROCERY  0.5%
   5,240    Fleming Cos., Inc., Term
            Loan (c)................... NR        NR           06/18/08              5,203,190
   2,960    Fleming Cos., Inc.,
            Revolving Credit Agreement
            (c)........................ NR        NR           06/18/07              2,942,541
                                                                                --------------
                                                                                     8,145,731
                                                                                --------------
            HEALTHCARE  6.2%
   7,584    Ameripath, Inc., Term
            Loan....................... B1        B+           03/27/10              7,603,406
   6,375    AMN Healthcare Services,
            Inc., Term Loan............ Ba2       BB-          10/02/08              6,454,688
   1,995    Beverly Enterprises, Inc.,
            Term Loan.................. Ba3       BB           10/22/08              2,017,444
  35,788    Community Health Systems,
            Inc., Term Loan (i)........ NR        BB-    07/16/10 to 01/16/11       36,318,037
   1,493    Concentra Operating Corp.,
            Term Loan.................. B1        B+           06/30/09              1,511,623
   1,857    FHC Health Systems, Inc.,
            Term Loan.................. B2        B            10/31/06              1,882,679
   1,200    Gensis Healthcare Corp.,
            Term Loan.................. Ba3       BB-          12/01/10              1,212,000
   7,363    InteliStaf Group, Inc.,
            Term Loan.................. NR        NR     10/31/05 to 10/31/07        7,307,925
  22,336    Kindred Healthcare, Inc.,
            Term Loan.................. NR        NR           04/13/08             22,322,325
   3,758    Team Health, Inc., Term
            Loan....................... Ba3       B+           10/31/08              3,758,475
   4,980    Triad Hospitals, Inc., Term
            Loan....................... Ba3       BB           09/30/08              5,036,467
                                                                                --------------
                                                                                    95,425,069
                                                                                --------------
            HEALTHCARE & BEAUTY  0.9%
   3,563    Jafra Cosmetics
            International, Inc., Term
            Loan....................... B1        B+           05/20/08              3,482,344
   1,324    Mary Kay, Inc., Term
            Loan....................... Ba2       BB           10/03/07              1,333,297

See Notes to Financial Statements                                             13

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            HEALTHCARE & BEAUTY (CONTINUED)
 $ 2,617    Prestige Brands Holdings,
            Inc., Term Loan............ NR        NR           12/30/08         $    2,628,330
   5,852    Revlon Consumer Products
            Corp., Term Loan........... B3        B-           05/30/05              5,837,107
                                                                                --------------
                                                                                    13,281,078
                                                                                --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  1.4%
   1,958    Formica Corp., Term Loan
            (c)........................ NR        NR           04/30/06              1,902,034
   8,085    General Binding Corp., Term
            Loan....................... B2        B+           01/15/08              8,085,000
   2,948    Hunter Fan Co., Term Loan.. NR        NR           04/30/10              2,976,975
   1,422    Imperial Home Decor Group,
            Inc., Term Loan (a)(d)..... NR        NR           04/04/06                 35,557
   3,069    National Bedding Co., Term
            Loan....................... B1        B+           08/31/08              3,098,364
   3,567    Sealy Mattress Co., Term
            Loan....................... B1        B+     12/15/04 to 12/15/06        3,580,111
   1,344    Targus Group International,
            Inc., Term Loan............ NR        NR           08/31/06              1,330,606
                                                                                --------------
                                                                                    21,008,647
                                                                                --------------
            HOTELS, MOTELS, INNS & GAMING  8.3%
  37,993    Aladdin Gaming, LLC, Term
            Loan (a) (c)............... NR        NR     02/25/05 to 02/26/08       34,383,756
   9,600    Alliance Gaming Corp., Term
            Loan....................... B1        BB-          09/04/09              9,700,003
   2,891    Ameristar Casinos, Inc.,
            Term Loan.................. Ba3       BB-          12/20/06              2,908,707
   3,980    Extended Stay America,
            Inc., Term Loan............ Ba3       BB-          01/15/08              4,043,849
   5,383    Greektown Casino, LLC, Term
            Loan....................... NR        NR           12/31/05              5,432,118
   2,000    Green Valley Ranch Gaming,
            LLC, Term Loan............. B1        NR           12/22/10              2,025,000
   2,947    Isle of Capri Casinos,
            Inc., Term Loan............ Ba2       BB-          04/26/08              2,973,750
  10,500    Mandalay Resort Group, Term
            Loan....................... NR        NR           06/30/08             10,513,125
   6,788    Marina District Finance
            Co., Term Loan............. B2        B+           12/13/07              6,841,959
   3,803    Penn National Gaming, Inc.,
            Term Loan.................. B1        BB-          09/01/07              3,844,745

 14                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $17,026    Scientific Games Corp.,
            Term Loan.................. Ba3       BB-          12/31/09         $   17,292,285
   4,772    United Auburn Indian
            Community, Term Loan....... Ba3       BB-          01/24/09              4,796,062
  23,436    Wyndham International,
            Inc., Term Loan............ NR        NR     04/01/06 to 06/30/06       22,905,531
                                                                                --------------
                                                                                   127,660,890
                                                                                --------------
            INSURANCE  2.0%
  10,000    Alea Group Holdings, Term
            Loan....................... NR        BBB-         03/31/07             10,025,000
  12,250    Conseco, Inc., Term Loan... Caa1      B-     09/10/09 to 09/10/10       12,348,077
   3,037    Hilb, Rogal & Hamilton Co.,
            Term Loan.................. Ba3       BB-          06/30/07              3,071,251
   3,185    Infinity Property &
            Casualty, Term Loan........ Baa3      BBB          06/30/10              3,213,438
   1,990    USI Holdings Corp., Term
            Loan....................... B1        BB-          08/11/08              2,009,900
                                                                                --------------
                                                                                    30,667,666
                                                                                --------------
            MACHINERY  1.0%
   4,067    Alliance Laundry Holdings,
            LLC, Term Loan............. B1        B            08/02/07              4,085,998
   7,108    Ashtead Group, PLC, Term
            Loan....................... NR        NR           06/01/07              6,782,254
   1,436    Flowserve Corp., Term
            Loan....................... Ba3       BB-          06/30/09              1,448,518
   1,275    Goodman Global Holdings,
            Inc., Term Loan............ NR        NR           11/21/09              1,290,937
   2,109    Weigh-Tronix, LLC, Term
            Loan....................... NR        NR           09/30/05              1,966,282
                                                                                --------------
                                                                                    15,573,989
                                                                                --------------
            MEDICAL PRODUCTS & SERVICES  8.9%
   3,369    Alaris Medical Systems,
            Inc., Term Loan............ B1        BB           06/30/09              3,409,536
   6,685    Alliance Imaging, Inc.,
            Term Loan.................. B1        B+           06/10/08              6,660,622
   3,000    Colgate Medical Ltd., Term
            Loan....................... Ba2       BB-          12/30/08              3,009,375
  10,724    CONMED Corp., Term Loan.... Ba3       BB-          12/15/09             10,851,658
   9,793    Dade Behring, Inc., Term
            Loan....................... B1        BB     11/03/08 to 10/03/10        9,939,702
  38,005    DaVita, Inc., Term Loan
            (i)........................ Ba3       BB-    03/31/07 to 03/31/09       38,400,555
   2,500    EMPI, Inc., Term Loan...... B1        B+           11/24/09              2,531,250

See Notes to Financial Statements                                             15

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
 $14,340    Fisher Scientific
            International, Inc., Term
            Loan....................... Ba3       BB+          03/31/10         $   14,443,478
  23,724    Fresenius Medical Care
            Holding, Inc., Term Loan... Ba1       BB+          02/21/10             24,057,660
   1,621    Hanger Orthopedic, Term
            Loan....................... B1        B+           09/30/09              1,637,654
   7,416    InSight Health, Term
            Loan....................... B1        B+           10/17/08              7,453,262
   7,463    Kinetics Concepts, Inc.,
            Term Loan.................. Ba3       BB-          08/11/10              7,574,437
     907    Rotech Healthcare, Inc.,
            Term Loan.................. Ba2       BB           03/31/08                913,513
   5,865    Symmetry Medical, Inc.,
            Term Loan.................. NR        NR     06/30/08 to 06/30/09        5,866,901
                                                                                --------------
                                                                                   136,749,603
                                                                                --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  2.5%
   3,371    CII Carbon, LLC, Term
            Loan....................... NR        NR           06/25/08              3,235,795
   3,038    Fairmount Minerals, Ltd.,
            Term Loan.................. NR        NR           03/13/09              3,046,058
  31,388    Ispat Inland, Term Loan.... Caa1      B-     07/16/05 to 07/16/06       30,472,462
   2,500    Techs Industries, Inc.,
            Term Loan.................. NR        NR           01/14/10              2,506,250
                                                                                --------------
                                                                                    39,260,565
                                                                                --------------
            NATURAL RESOURCES  3.0%
   7,500    El Paso Coastal, Term
            Loan....................... B3        NR           12/31/05              7,485,937
     500    El Paso Coastal, Revolving
            Credit Agreement........... B3        NR           06/30/05                486,875
   2,800    LA Grange Acquisition, LP,
            Term Loan.................. NR        NR           01/18/08              2,828,000
  10,500    LYONDELL-CITGO Refining,
            LP, Term Loan.............. NR        NR           06/10/04             10,552,500
  15,000    Ocean Rig ASA--(Norway),
            Term Loan.................. B3        CCC          06/01/08             13,706,250
   4,500    Pacific Energy Group, LLC,
            Term Loan.................. Ba2       BBB-         07/26/09              4,529,534
   4,764    Peabody Energy Corp., Term
            Loan....................... Ba1       BB+          03/21/10              4,826,032
   1,211    U.S. Synthetic Corp., Term
            Loan....................... NR        NR           05/31/05              1,156,929
                                                                                --------------
                                                                                    45,572,057
                                                                                --------------

 16                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            NON-DURABLE CONSUMER PRODUCTS  1.0%
 $ 2,148    Aero Products
            International, Inc., Term
            Loan....................... NR        NR           12/19/08         $    2,110,467
   2,970    Amscan Holdings, Inc., Term
            Loan....................... B1        BB-          06/15/07              2,994,749
   5,581    Boyds Collection, Ltd.,
            Term Loan.................. Ba3       B+           04/21/05              5,469,299
   2,042    Church & Dwight Co., Inc.,
            Term Loan.................. Ba2       BB           09/30/07              2,069,018
   2,627    JohnsonDiversey, Inc., Term
            Loan....................... Ba3       BB-          11/03/09              2,655,670
                                                                                --------------
                                                                                    15,299,203
                                                                                --------------
            PAPER & FOREST PRODUCTS  0.1%
   2,402    Port Townsend Paper Corp.,
            Term Loan.................. NR        NR     03/16/05 to 03/16/07        2,330,027
                                                                                --------------

            PERSONAL & MISCELLANEOUS SERVICES  2.2%
   2,644    Alderwoods Group, Inc.,
            Term Loan.................. B1        BB-    09/29/08 to 01/02/09        2,682,504
   8,840    Coinmach Laundry Corp.,
            Term Loan.................. B1        BB-          07/25/09              8,933,925
   3,334    Encompass Service Corp.,
            Term Loan (a) (c).......... Caa1      NR           05/10/07                433,426
   1,990    Global Imaging Systems,
            Inc., Term Loan............ Ba3       BB-          06/25/09              2,002,438
   1,775    InfoUSA, Inc., Term Loan... Ba3       BB           04/30/07              1,773,337
   1,282    Iron Mountain, Inc., Term
            Loan....................... B1        BB           02/15/08              1,294,073
   4,925    Katun Corp., Term Loan..... NR        B+           06/30/09              4,921,922
   1,183    Stewart Enterprises, Inc.,
            Term Loan.................. Ba3       BB           01/31/06              1,193,131
   8,675    The Relizon Co., Term
            Loan....................... NR        NR     09/30/06 to 12/31/07        8,600,386
   1,504    Weight Watchers
            International, Inc., Term
            Loan....................... Ba1       BB           03/31/10              1,515,820
                                                                                --------------
                                                                                    33,350,962
                                                                                --------------
            PHARMACEUTICALS  3.0%
   3,388    aaiPharma, Inc., Term
            Loan....................... B2        BB-          12/01/09              3,428,431
   9,663    Caremark Rx, Inc., Term
            Loan....................... Ba2       BBB-         03/31/06              9,722,153

See Notes to Financial Statements                                             17

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            PHARMACEUTICALS (CONTINUED)
 $21,446    Medco Health Solutions,
            Term Loan.................. Ba1       BBB          06/30/10         $   21,781,455
  11,856    MedPointe, Inc., Term
            Loan....................... B1        B      09/30/07 to 09/30/08       11,877,527
                                                                                --------------
                                                                                    46,809,566
                                                                                --------------
            PRINTING & PUBLISHING  11.7%
   4,936    21st Century Newspapers,
            Term Loan.................. NR        NR           08/27/08              4,935,897
   1,138    Adams Outdoor Advertising
            LP, Term Loan.............. B1        B+           02/08/08              1,144,104
     431    Advanstar Communications,
            Inc., Term Loan............ B2        B            10/11/07                431,748
   7,583    American Media Operations,
            Inc., Term Loan (i)........ Ba3       B+           04/01/07              7,675,199
   7,500    American Reprographics Co.,
            Term Loan.................. B1        BB-          06/18/09              7,612,500
   1,492    CanWest Media, Inc., Term
            Loan....................... NR        B+           05/15/09              1,508,319
  17,175    CommerceConnect Media,
            Inc., Term Loan............ NR        NR           12/31/07             17,089,551
   1,879    Daily News, LP, Term Loan.. NR        NR           03/19/08              1,815,386
   5,119    Day International Group,
            Inc., Term Loan............ B1        B            09/16/09              5,148,916
   1,854    Dex Media East, LLC, Term
            Loan....................... B1        BB-          11/08/08              1,872,299
  28,947    Dex Media West LLC, Term
            Loan (i)................... B1        BB-    11/08/08 to 03/09/10       29,357,619
  10,232    F&W Publications, Inc.,
            Term Loan.................. NR        NR           12/31/09             10,302,175
   4,988    Haights Cross
            Communications, LLC, Term
            Loan....................... B3        B-           08/20/08              5,062,312
   7,200    Lamar Media Corp., Term
            Loan....................... Ba2       BB-          06/30/10              7,275,002
   3,552    Liberty Group Operating,
            Inc., Term Loan............ B1        B            03/31/07              3,582,656
   2,500    MediaNews Group, Inc., Term
            Loan....................... NR        NR           12/30/10              2,528,125
  10,448    Merrill Communications,
            LLC, Term Loan............. B3        B      11/23/05 to 11/23/07       10,447,586
   3,485    Moore Corp., Term Loan..... Ba2       BB+          03/15/10              3,498,787

 18                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $10,500    Morris Publishing Group
            LLC, Term Loan............. Ba1       BB           03/31/11         $   10,611,563
   3,417    Network Communications,
            Inc., Term Loan............ NR        NR           12/27/08              3,425,989
   8,561    Primedia, Inc., Term
            Loan....................... B3        B      06/30/08 to 06/30/09        8,414,322
   6,461    R.H. Donnelley, Inc., Term
            Loan....................... Ba3       BB     12/31/08 to 06/30/10        6,541,965
   6,600    The Reader's Digest
            Association, Inc., Term
            Loan....................... Ba1       BB           05/21/07              6,633,191
   1,850    Vutek, Inc., Term Loan..... NR        NR           07/31/07              1,794,181
   8,500    Xerox Corp., Term Loan..... NR        BB-          09/30/08              8,599,612
  10,999    Xerox Turkey--(Turkey),
            Term Loan.................. NR        BB           12/31/05             10,944,256
   2,516    Ziff-Davis Media, Inc.,
            Term Loan.................. B3        CCC          03/31/07              2,490,654
                                                                                --------------
                                                                                   180,743,914
                                                                                --------------
            RESTAURANTS & FOOD SERVICE  0.2%
   3,544    Domino's, Inc., Term
            Loan....................... B1        B+           06/25/10              3,602,711
                                                                                --------------

            RETAIL--OFFICE PRODUCTS  0.2%
   2,500    Buhrmann US, Inc., Term
            Loan....................... NR        BB-          12/31/10              2,530,730
                                                                                --------------

            RETAIL--OIL & GAS  0.9%
   5,000    Barjan Products, LLC, Term
            Loan....................... NR        NR           05/31/06              2,500,000
  10,879    The Pantry, Inc., Term
            Loan....................... B1        B+           03/31/07             11,027,684
                                                                                --------------
                                                                                    13,527,684
                                                                                --------------
            RETAIL--SPECIALTY  0.8%
   3,193    DRL Acquisition, Inc., Term
            Loan....................... NR        NR           04/30/09              3,185,142
   1,592    Home Interiors & Gifts,
            Inc., Term Loan............ B2        B+           12/31/06              1,596,324
   6,161    Jostens, Inc., Term Loan... Ba3       BB-          07/29/10              6,224,458
   1,750    Nebraska Book Co., Inc.,
            Term Loan.................. Ba3       B+           06/30/07              1,765,313
                                                                                --------------
                                                                                    12,771,237
                                                                                --------------

See Notes to Financial Statements                                             19

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            RETAIL--STORES  4.0%
 $ 3,696    Advance Stores Co., Inc.,
            Term Loan.................. Ba3       BB     11/30/06 to 11/30/07   $    3,741,344
   2,500    Alimentation Couche-Tard,
            Inc., Term Loan............ Ba2       BB           12/17/10              2,515,625
   6,250    CSK Auto, Inc., Term
            Loan....................... Ba3       B+           06/19/09              6,308,594
   3,125    General Nutrition Centers,
            Inc., Term Loan............ B1        B+           12/05/09              3,149,416
   2,479    Murray's Discount Auto
            Stores, Inc., Term Loan.... NR        NR           08/08/09              2,500,253
  42,750    Rite Aid Corp., Term
            Loan....................... Ba3       BB           04/30/08             43,690,500
                                                                                --------------
                                                                                    61,905,732
                                                                                --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.4%
   7,980    Cincinnati Bell, Inc., Term
            Loan....................... B1        B+           06/30/08              8,084,737
   3,000    Fairpoint Communications,
            Inc., Term Loan............ B1        BB-          03/31/07              3,011,250
   1,772    Orius Corp., Term Loan..... NR        NR     01/23/09 to 01/23/10          394,491
   1,127    Orius Corp., Revolving
            Credit Agreement........... NR        NR           01/23/05                647,798
   6,131    Qwest Corp., Term Loan..... Ba3       B-           06/30/07              6,445,164
   3,000    Qwest Services Corp.,
            Revolving Credit
            Agreement.................. NR        B-           05/03/05              2,997,750
   7,500    WCI Capital Corp., Term
            Loan (a) (c)............... NR        NR           09/30/07                 18,750
   1,747    WCI Capital Corp.,
            Revolving Credit Agreement
            (a) (c).................... NR        NR           12/31/04                146,767
                                                                                --------------
                                                                                    21,746,707
                                                                                --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.1%
  20,965    Pacific Crossing, Ltd.,
            Term Loan (a) (c).......... NR        NR           07/28/06              1,467,578
                                                                                --------------

            TELECOMMUNICATIONS--WIRELESS  5.9%
   2,808    Centennial Cellular, Inc.,
            Term Loan.................. B2        B            11/30/06              2,800,024
   7,422    Centennial Puerto Rico
            Operations Corp., Term
            Loan....................... B2        B      05/31/07 to 11/30/07        7,450,817
   3,250    Cricket Communications,
            Inc., Term Loan (a) (c).... NR        NR           06/30/07              2,640,625
   3,990    Crown Castle International
            Corp., Term Loan........... B1        B-           09/30/10              4,074,787

 20                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $ 7,481    Dobson Cellular Systems,
            Inc., Term Loan............ Ba3       B-           03/31/10         $    7,591,718
   8,468    Microcell Solutions, Inc.,
            Term Loan.................. NR        CCC          12/31/08              8,438,570
  23,281    Nextel Finance Co., Term
            Loan (i)................... Ba2       BB     12/31/07 to 12/15/10       23,528,530
   5,000    Nextel Partners, Inc., Term
            Loan....................... B1        B            11/30/10              5,061,250
   4,698    Pinnacle Towers, Inc., Term
            Loan....................... NR        NR           10/31/05              4,711,015
   9,000    Rural Cellular Corp., Term
            Loan (i)................... B2        B-     04/03/08 to 04/03/09        9,024,939
   3,698    Spectrasite Communications,
            Inc., Term Loan............ B1        B+           12/31/07              3,732,166
     998    TSI Telecommunication
            Services, Inc., Term
            Loan....................... Ba3       B+           12/31/06                999,429
  10,443    Western Wireless Corp.,
            Term Loan.................. B2        B-     03/31/08 to 09/30/08       10,446,595
                                                                                --------------
                                                                                    90,500,465
                                                                                --------------
            TEXTILES & LEATHER  0.1%
   2,104    Malden Mills Industries,
            Inc., Term Loan............ NR        NR           10/01/08              1,601,083
                                                                                --------------

            TRANSPORTATION--CARGO  1.2%
   9,764    American Commercial Lines,
            LLC, Term Loan (c)......... NR        NR     06/30/06 to 06/30/07        8,604,283
      32    Comcar Industries, Inc.,
            Term Loan.................. NR        NR           09/30/04                 32,266
   6,294    Pacer International, Inc.,
            Term Loan.................. B1        BB-          06/10/10              6,354,435
   1,496    Quality Distribution, Inc.,
            Term Loan.................. B2        B+           11/13/09              1,513,083
   2,702    United States Shipping,
            LLC, Term Loan............. Ba2       BB           09/12/08              2,721,545
                                                                                --------------
                                                                                    19,225,612
                                                                                --------------
            TRANSPORTATION--PERSONAL  2.1%
  16,956    Laidlaw Investments Ltd.,
            Term Loan.................. Ba3       BB+          06/19/09             17,178,253
     900    Neoplan USA Corp.,
            Revolving Credit Agreement
            (d)........................ NR        NR           06/30/06                900,000
   7,780    Transcore Holdings, Inc.,
            Term Loan.................. NR        NR           01/05/08              7,857,735

See Notes to Financial Statements                                             21

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            TRANSPORTATION--PERSONAL (CONTINUED)
 $   819    United Airlines, Inc.,
            Revolving Credit
            Agreement.................. NR        NR           07/01/04         $      822,738
   6,000    Yellow Roadway Corp., Term
            Loan (i)................... Baa3      BBB          06/11/08              6,052,500
                                                                                --------------
                                                                                    32,811,226
                                                                                --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.2%
   3,213    Helm, Inc., Term Loan...... NR        NR           10/18/06              3,172,848
   1,630    RailWorks Corp., Term Loan
            (a)........................ NR        NR           11/13/04                611,432
                                                                                --------------
                                                                                     3,784,280
                                                                                --------------
            UTILITIES  2.6%
  14,500    AES Corp., Term Loan....... B2        B+           04/30/08             14,702,768
   1,845    Allegheny Energy, Inc.,
            Term Loan.................. B1        B-           09/30/04              1,851,354
   5,000    Aquila, Inc., Term Loan.... B2        NR           07/30/04              5,006,250
   4,447    Edison Mission Energy,
            Revolving Credit Agreement
            (g)........................ Ba3       CCC    12/11/03 to 12/11/04        4,402,050
   6,500    Midwest Funding, LLC, Term
            Loan....................... Ba3       B            12/15/04              6,435,000
   5,000    Mission Energy Holdings
            Co., Term Loan............. Caa2      CCC          12/11/06              5,055,210
   1,612    Pike Electric, Inc., Term
            Loan....................... NR        NR           04/18/10              1,626,372
   1,512    Westar Energy, Inc., Term
            Loan....................... Ba1       BBB-         06/06/05              1,519,296
      10    Westar Energy, Inc.,
            Revolving Credit
            Agreement.................. Ba1       BBB-         06/05/05                  9,800
                                                                                --------------
                                                                                    40,608,100
                                                                                --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  138.1%..........................    2,125,541,952
                                                                                --------------

 22                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

BORROWER                                                                            VALUE

NOTES  2.0%
Alderwoods Group, Inc. ($2,120,200 par, 12.25% coupon, maturing 01/02/09)....   $    2,385,225
American Home Patient, Inc. ($5,562,289 par, 6.79% to 8.57% coupon, maturing
  07/01/09)..................................................................        4,395,518
Commonwealth Brands, Inc. ($1,500,000 par, 5.19% coupon, maturing 08/28/07)
  (h)........................................................................        1,582,500
Dade Behring, Inc. ($5,355,169 par, 11.91% coupon, maturing 10/03/10)........        5,971,013
Pioneer Cos., Inc. ($1,624,077 par, 4.66% coupon, maturing 12/31/06) (h).....        1,599,716
Premcor Refining Group, Inc. ($7,500,000 par, 4.34% coupon, maturing
  02/11/06) (h)..............................................................        7,582,035
Satelites Mexicanos ($8,763,000 par, 5.63% coupon, maturing 06/30/04), 144A
  Private Placement (b) (h)..................................................        7,229,475
                                                                                --------------

TOTAL NOTES..................................................................       30,745,482
                                                                                --------------

EQUITIES  4.4%
Audio Visual Services Corp. (70,205 common shares) (e) (f)...................          737,153
Comdisco Holdings Co. (521 common shares) (e)................................           26,050
Dade Behring Holdings, Inc. (191,967 common shares) (e)......................        7,438,721
Genesis Healthcare Corp. (447,507 common shares) (e).........................        9,576,650
Gentek, Inc. (183,978 common shares) (e) (f).................................        7,184,341
Gentek, Inc. (Warrants for 615 common shares) (e) (f)........................                0
Holmes Group, Inc. (Warrants for 6,073 common shares) (e)....................           29,150
IDT Corp. (22,898 common shares) (e) (f).....................................          497,345
Imperial Home Decor Group, Inc. (512,023 common shares) (d) (e) (f)..........                0
Imperial Home Decor Realty, Inc. (512,023 common shares) (d) (e) (f).........                0
Malden Mills Industries (277,808 common shares) (e) (f)......................                0
Malden Mills Industries (907,870 preferred shares) (e) (f)...................                0
NeighborCare, Inc. (1,025,981 common shares).................................       23,300,028
Neoplan (2,262 preferred shares) (d) (e).....................................        1,072,776
Neoplan (8,517 common shares) (d) (e)........................................               85
Orius Corp. (315,080 common shares) (e) (f)..................................                0
Outsourcing Solutions (73,858 common shares) (e) (f).........................        2,400,385
Pioneer Cos., Inc. (86,740 common shares) (e)................................          628,865
RailWorks Corp. (186 preferred shares) (e) (f)...............................                0
RailWorks Corp. (Warrants for 3,282 common shares) (e) (f)...................                0
Rotech Healthcare, Inc. (478,573 common shares) (e)..........................       10,050,033
Rotech Medical Corp. (48,485 common shares) (e) (f)..........................                0
Safelite Glass Corp. (421,447 common shares) (e) (f).........................        4,724,421
Safelite Realty (28,448 common shares) (f)...................................                0
Targus Group International (Warrants for 28,689 common shares) (e) (f).......            1,148
Tembec, Inc. (67,713 common shares) (e)......................................          441,489
West American Rubber Co., LLC (5.04% Ownership Interest) (e) (f).............                0
                                                                                --------------

TOTAL EQUITIES...............................................................       68,108,640
                                                                                --------------

See Notes to Financial Statements                                             23

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

BORROWER                                                                            VALUE
TOTAL LONG-TERM INVESTMENTS  144.5%
  (Cost $2,235,457,222)......................................................   $2,224,396,074
                                                                                --------------

REPURCHASE AGREEMENT  3.8%
State Street Bank & Trust Corp. ($58,000,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 01/30/04, to be sold on 02/02/04 at $58,005,993) (i)
  (Cost $58,000,000).........................................................       58,000,000
                                                                                --------------

TOTAL INVESTMENTS  148.3%
  (Cost $2,293,457,222)......................................................    2,282,396,074
BORROWINGS  (43.2)%..........................................................     (665,000,000)
LIABILITIES IN EXCESS OF OTHER ASSETS  (5.1)%................................      (78,505,748)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,538,890,326
                                                                                ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(1) Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Affiliated company. See Notes to Financial Statements.

(e) Non-income producing security as this stock currently does not declare dividends.

(f) Restricted Security.

(g) The borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at January 31, 2004.

(i) A portion of this security is segregated in connection with unfunded commitments.

(j) This borrower is currently in liquidation.

(k) Payment-in-kind security.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic

 24                                            See Notes to Financial Statements

YOUR PORTFOLIO'S INVESTMENTS

January 31, 2004 (Unaudited)

    incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements                                             25

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
January 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $2,293,457,222).....................  $2,282,396,074
Cash........................................................         443,855
Receivables:
  Interest and Fees.........................................       8,825,568
  Investments Sold..........................................       1,586,893
Other.......................................................         175,927
                                                              --------------
    Total Assets............................................   2,293,428,317
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     665,000,000
  Investments Purchased.....................................      86,178,602
  Investment Advisory Fee...................................       1,548,897
  Administrative Fee........................................         364,446
  Distributor and Other Affiliates..........................         112,644
  Income Distributions......................................          66,144
Accrued Interest Expense....................................         552,092
Accrued Expenses............................................         391,870
Trustees' Deferred Compensation and Retirement Plans........         323,296
                                                              --------------
    Total Liabilities.......................................     754,537,991
                                                              --------------
NET ASSETS..................................................  $1,538,890,326
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,538,890,326 divided by
  180,010,000 shares outstanding)...........................  $         8.55
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,795,669,290
Accumulated Undistributed Net Investment Income.............       3,320,076
Net Unrealized Depreciation.................................     (11,061,148)
Accumulated Net Realized Loss...............................    (250,837,992)
                                                              --------------
NET ASSETS..................................................  $1,538,890,326
                                                              ==============

 26                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended January 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 50,843,363
Fees........................................................       297,538
Dividends...................................................        83,494
Other.......................................................     2,558,918
                                                              ------------
    Total Income............................................    53,783,313
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     8,712,931
Administrative Fee..........................................     2,050,101
Credit Line.................................................     1,023,499
Legal.......................................................       381,589
Custody.....................................................       271,730
Trustees' Fees and Related Expenses.........................        56,854
Other.......................................................       337,355
                                                              ------------
    Total Operating Expenses................................    12,834,059
                                                              ------------
    Interest Expense........................................     3,068,541
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 37,880,713
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  1,271,990
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (87,962,378)
  End of the Period.........................................   (11,061,148)
                                                              ------------
Net Unrealized Appreciation During the Period...............    76,901,230
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 78,173,220
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $116,053,933
                                                              ============

See Notes to Financial Statements                                             27

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         JANUARY 31, 2004    JULY 31, 2003
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   37,880,713     $   83,693,834
Net Realized Gain/Loss.................................        1,271,990        (33,874,642)
Net Unrealized Appreciation During the Period..........       76,901,230         58,694,953
                                                          --------------     --------------
Change in Net Assets from Operations...................      116,053,933        108,514,145

Distributions from Net Investment Income...............      (35,749,930)       (79,888,289)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       80,304,003         28,625,856

NET ASSETS:
Beginning of the Period................................    1,458,586,323      1,429,960,467
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $3,320,076 and $1,189,293
  respectively)........................................   $1,538,890,326     $1,458,586,323
                                                          ==============     ==============

 28                                            See Notes to Financial Statements

Statement of Cash Flows
For the Six Months Ended January 31, 2004 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ 116,053,933
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................   (363,679,944)
  Increase in Interest and Fees Receivables.................     (1,596,320)
  Decrease in Receivable for Investments Sold...............     21,826,880
  Decrease in Other Assets..................................          3,121
  Decrease in Payable for Investments Purchased.............       (754,470)
  Increase in Investment Advisory Fee Payable...............        205,518
  Increase in Administrative Fee Payable....................         48,357
  Increase in Distributor and Affiliates Payable............         38,248
  Decrease in Accrued Expenses..............................       (152,526)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................          7,876
                                                              -------------
    Total Adjustments.......................................   (344,053,260)
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................   (227,999,327)
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................    264,000,000
Change in Intra-day Credit Line with Custodian Bank.........        (68,362)
Change in Accrued Interest Expense..........................        195,330
Cash Dividends Paid.........................................    (35,683,786)
                                                              -------------
    Net Cash Used for Financing Activities..................    228,443,182
                                                              -------------
NET INCREASE IN CASH........................................        443,855
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $     443,855
                                                              =============

See Notes to Financial Statements                                             29

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS
                                                                 ENDED
                                                              JANUARY 31,   --------
                                                                 2004         2003
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (a)................   $   8.10     $   7.94
                                                               --------     --------
  Net Investment Income.....................................        .21          .46
  Net Realized and Unrealized Gain/Loss.....................        .44          .14
                                                               --------     --------
Total from Investment Operations............................        .65          .60
                                                               --------     --------
Less:
  Distributions from Net Investment Income..................        .20          .44
  Distributions from Net Realized Gain......................        -0-          -0-
                                                               --------     --------
Total Distributions.........................................        .20          .44
                                                               --------     --------
NET ASSET VALUE, END OF THE PERIOD..........................   $   8.55     $   8.10
                                                               ========     ========

Common Share Market Price at End of the Period..............   $   8.70     $   7.84
Total Return (b)............................................     13.65%**     25.06%
Net Assets at End of the Period (In millions)...............   $1,538.9     $1,458.6
Ratios to Average Net Assets excluding Borrowings:
  Operating Expense*........................................      1.71%        1.59%
  Interest Expense..........................................       .41%         .62%
  Gross Expense *...........................................      2.12%        2.21%
  Net Investment Income *...................................      5.04%        5.98%
Portfolio Turnover (c)......................................        39%**        78%

SUPPLEMENTAL RATIOS:
Ratios to Average Net Assets including Borrowings:
  Operating Expense*........................................      1.25%        1.19%
  Interest Expense..........................................       .30%         .46%
  Gross Expense*............................................      1.55%        1.65%
  Net Investment Income*....................................      3.70%        4.47%

SENIOR INDEBTEDNESS:
Total Borrowing Outstanding (In thousands)..................   $665,000     $401,000
Asset Coverage Per $1,000 Unit of Senior Indebtedness (d)...      3,314        4,637

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the Ratio of Operating Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would have been 1.21% and 6.90% for the period ended July 31, 1998.

** Non-Annualized

(a)Net asset value on June 24, 1998 of $10.00 is adjusted for common share offering costs of $.013.

(b)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interest.

(d)Calculated by subtracting the Trust's total liabilities (not including the Borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)As required, effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended July 31, 2002 was to decrease the ratio of net investment income to average net asset applicable to common shares by .01%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for the periods prior to July 31, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

                                                  JUNE 24, 1998
                                                 (COMMENCEMENT OF
YEAR ENDED JULY 31,                                 INVESTMENT
----------------------------------------------    OPERATIONS) TO
     2002 (e)     2001       2000       1999      JULY 31, 1998
-----------------------------------------------------------------
     $   8.51   $   9.65   $  10.08   $  10.07       $   9.99
     --------   --------   --------   --------       --------
          .49        .79        .81        .77            .07
         (.55)     (1.10)      (.42)       -0-            .01
     --------   --------   --------   --------       --------
         (.06)      (.31)       .39        .77            .08
     --------   --------   --------   --------       --------
          .51        .83        .81        .76            -0-
          -0-        -0-        .01        -0-            -0-
     --------   --------   --------   --------       --------
          .51        .83        .82        .76            -0-
     --------   --------   --------   --------       --------
     $   7.94   $   8.51   $   9.65   $  10.08       $  10.07
     ========   ========   ========   ========       ========

     $   6.67   $   7.79   $   8.75   $ 9.5625       $10.0625
       -8.05%     -1.42%       .61%      2.98%           .63%**
     $1,430.0   $1,532.7   $1,736.5   $1,815.1       $1,812.1
        1.48%      1.63%      1.75%      1.66%          1.18%
         .53%      2.15%      2.49%      2.37%           .28%
        2.01%      3.78%      4.24%      4.03%          1.46%
        6.02%      8.90%      8.19%      7.72%          6.94%
          65%        55%        57%        28%             3%**
        1.22%      1.20%      1.24%      1.18%            N/A
         .44%      1.58%      1.77%      1.67%            N/A
        1.66%      2.78%      3.01%      2.85%            N/A
        4.95%      6.55%      5.83%      5.46%            N/A
     $370,159   $375,000   $700,000   $800,000       $400,000
        4,863      5,087      3,481      3,269          5,530

See Notes to Financial Statements                                             31

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $179,582,840, which will expire between July 31, 2009 and 2011.

    At January 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,293,531,790
                                                              ==============
Gross tax unrealized appreciation...........................  $   49,329,669
Gross tax unrealized depreciation...........................     (60,465,385)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (11,135,716)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are to be distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

    The tax character of distributions paid for the year ended July 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $79,888,289
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $79,888,289
                                                              ===========

    As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $2,873,430

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses resulting from wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2004, the Trust recognized expenses of approximately $67,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended January 31, 2004, the Trust recognized expenses of approximately $23,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to deter all or a portion of their compensation to a later date. Benefits under the retirement

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                            INTEREST/
                                  PAR/        REALIZED      DIVIDEND     MARKET VALUE
NAME                            SHARES *     GAIN/(LOSS)     INCOME        1/31/04          COST
Imperial Home Decor Group,
  Inc., Term Loan.............  1,422,288        -0-            -0-       $   35,557     $1,367,833
Imperial Home Decor Group,
  Inc., Common Stock..........    512,023        -0-            -0-              -0-        522,263
Imperial Home Decor Realty,
  Inc., Common Stock..........    512,023        -0-            -0-              -0-            -0-
Neoplan USA Corp., Revolving
  Credit Agreement............    900,000        -0-          9,650          900,000        900,000
Neoplan USA Corp., Common
  Stock.......................      8,517        -0-            -0-               85             85
Neoplan USA Corp., Preferred
  Stock C.....................        532        -0-            -0-              532            532
Neoplan USA Corp., Preferred
  Stock D.....................      1,730        -0-            -0-        1,072,244      1,072,244

*   Shares were acquired through the restructuring of Senior loan interests.

    At January 31, 2004, Van Kampen owned 10,000 common shares of the Trust.

3. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,047,387,614 and $795,783,363, respectively.

4. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $109,972,500 as of January 31, 2004. The Trust intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 2004, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
SELLING PARTICIPANT                                             (000)       (000)
Bank of America.............................................   $ 4,772     $ 4,796
Bank of Nova Scotia.........................................     1,164       1,677
JP Morgan Chase.............................................    10,999      10,944
                                                               -------     -------
Total.......................................................   $16,935     $17,417
                                                               =======     =======

6. BORROWINGS

In accordance with its investment policies, the Trust may borrow money for investment purposes in an amount up to approximately 33 1/3% of the Trust's total assets.

    The Trust has entered into a $700 million revolving credit and security agreement. This revolving credit agreement is secured by the assets of the Trust. For the six months ended January 31, 2004, the average daily balance of borrowings under the revolving credit agreement was $543,744,565 with a weighted average interest rate of 1.11%.

7. SUBSEQUENT EVENT--PREFERRED SHARES ISSUANCE

As of February 20, 2004, the Trust issued 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares ("APS"), $.01 par value, $25,000 liquidation preference, for a total issuance of $700 million. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. The Trust used the net proceeds of the offering to pay down existing borrowings.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees will be included as a component of the "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VVR SAR 3/04 13910C04-AS-3/04

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Van Kampen Senior Income Trust
              -------------------------------------

By: /s/ Ronald E. Robison
    -----------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -----------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 19, 2004



By: /s/ John L. Sullivan
    -----------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: March 19, 2004